UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS/A

AMENDMENT NO. 1

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-9010

Transamerica Investors, Inc.

(Exact name of registrant as specified in charter)

1150 South Olive, Los Angeles, CA 90015

(Address of principal executive offices)

Ann Marie Swanson

Vice President and Legal Counsel

Transamerica Investment Management, LLC

(Name and address of agent for service)

Copies to:

Registrant’s telephone number, including area code: (213) 742-4141

Date of fiscal year end: December 31, 2002

Date of reporting period: January 1, 2003–June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

I am pleased to present the 2003 Semi-Annual Report for the Transamerica Premier Funds. The first six months of 2003 were a highly productive period for the Funds, which posted positive returns across the board.

As anticipated, the slow but tenacious economic expansion that began in early 2002 continued in this period, providing the fuel for stronger corporate profits. Although the profitability improvements were by no means universal and, in many cases, were hampered by the prelude to war and the attendant uncertainty, reports of rising earnings, combined with record low interest rates, greatly enhanced investor confidence in equities. The Standard & Poor’s 500 Index advanced 11.76% through June 30, led by previously downtrodden industries like technology and telecommunications.

For the fixed-income investors, the period presented rare challenges and opportunities. Historically low interest rates resulted in razor-thin yields for the highest-quality securities like Treasury bonds. At the same time, the improving picture for corporate profits boded well for corporate bonds — both investment grade and high-yield — which outperformed government securities by a considerable margin. The ascendancy of corporate bonds helped our fixed-income funds, which generally have above-average weighting in quality corporate debentures, deliver solid, often benchmark-beating total returns.

We continue to expect unhurried economic growth that will, ultimately, boost profits across a wide swath of corporate America. However, we are not convinced that the time has arrived for all sectors; overcapacity and poor pricing power remain salient issues in a number of industries, including those the led the first-half market rally. Thus, as you will see in many of the equity-fund reports that follow, we remain strongly committed to owning companies that with the inherent strengths to stand tall if the current wave of investor confidence recedes. On the fixed-income side, we have prepared the funds for a gradual increase in interest rates that may well occur as the economy continues its steady march forward. The bottom line: We believe that, as always, the funds are well positioned to achieve superior long-term total returns.

Finally, on behalf of your portfolio managers and all of us at Transamerica, I would like to thank you for your continued investment in the Premier Funds.

Sincerely,

Gary U. Rollé

President

page	1	TRANSAMERICA PREMIER FUNDS	2003 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INDEX FUND

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

TRANSAMERICA PREMIER INDEX FUND WITH THE S&P 500 INDEX**

Total Returns As of June 30, 2003	Average Annual Total Return
	One Year	Five Years	Since Inception*

Investor Class	–0.03%	–1.77%	8.31%

Class A	–0.24%	–2.03%	8.05%

S&P 500 Index	0.25%	–1.61%	8.53%

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) consists of 500 widely held, publicly traded common stocks. The S&P 500 does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

*	Investor Class — October 2, 1995. Class A — June 30, 1998; average annual returns are based on the October 2, 1995 commencement date for the Investor Class.

**	Hypothetical illustration of $10,000 invested at inception, assuming reinvestment of dividends and capital gains at net asset value through June 30, 2003.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.

This information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

TRANSAMERICA PREMIER FUNDS	2003 SEMI-ANNUAL REPORT	page	2

TRANSAMERICA PREMIER INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets
Investment in State Street Equity 500 Index Portfolio, at value (Note 1 and 2)	$51,944,977

Receivables:
Fund shares sold	50,185
Reimbursement from adviser	17,435
Prepaid expenses and other assets	4,261

$52,016,858

Liabilities
Payables:
Fund shares redeemed	22,282
Directors’ fees	785
Distribution fees	4,324
Other accrued expenses	39,679

67,070

Total Net Assets	$51,949,788

Net Assets Consist Of:
Paid in capital	$55,752,277
Undistributed net investment income	356,148
Accumulated net realized loss on investments and futures transactions	(6,104,270)
Net unrealized appreciation of investments and futures contracts	1,945,633

Total Net Assets	$51,949,788

Investor Class
Net Assets	$51,753,821
Shares Outstanding	3,697,874

Net Asset Value, Offering Price and Redemption Price Per Share	$14.00

Class A
Net Assets	$195,967
Shares Outstanding	14,018

Net Asset Value and Redemption Price Per Share	$13.98

Maximum Sales Charge	5.25%
Maximum Offering Price Per Share	$14.75

See notes to financial statements

page	3	TRANSAMERICA PREMIER FUNDS	2003 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INDEX FUND

STATEMENT OF OPERATIONS

For the six month ended June 30, 2003 (Unaudited)

Investment Income
Other income (Note B)	$6,976
Allocated from Portfolio:
Dividend income	395,467
Interest income	10,619
Expenses	(10,275)

Total Allocated from Portfolio	395,811

Total Income	402,787

Expenses
Transfer agent fees:
Investor class	75,686
Class A	13,885
Distribution fees:
Investor class	22,630
Class A	692
Accounting fees	13,092
Registration fees	10,016
Audit fees	4,948
Printing	7,034
Directors’ fees and expenses	1,417
Other expenses	5,399

Total expenses before waiver and reimbursement	154,799
Reimbursed expenses and waived fees	(107,510)

Net Expenses	47,289

Net Investment Income	355,498

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss:
Allocated from Portfolio	(1,701,696)

Total net realized loss	(1,701,696)
Change in net unrealized appreciation:
Allocated from Portfolio	6,609,727

Total change in net unrealized appreciation	6,609,727

Net Realized and Unrealized Gain (Loss) on Investments	4,908,031

Net Increase in Net Assets Resulting From Operations	$5,263,529

See notes to financial statements

TRANSAMERICA PREMIER FUNDS	2003 SEMI-ANNUAL REPORT	page	4

TRANSAMERICA PREMIER INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002

Increase (Decrease) in Net Assets
Operations
Net investment income	$355,498	$627,998
Net realized loss on investments and futures transactions	(1,701,696)	(3,018,651)
Net change in unrealized appreciation (depreciation) of investments	6,609,727	(9,501,565)

Net increase (decrease) in net assets resulting from operations	5,263,529	(11,892,218)

Dividends / Distributions to Shareholders
Net investment income:
Investor class	—	(625,143)
Class A	—	(5,146)

Net decrease in net assets resulting from distributions	—	(630,289)

Fund Share Transactions	3,058,291	7,931,343

Net increase (decrease) in net assets	8,321,820	(4,591,164)
Net Assets
Beginning of period	43,627,968	48,219,132

End of period (1)	$51,949,788	$43,627,968

(1) Includes undistributed net investment income of:	$356,148	$650

See notes to financial statements

page	5	TRANSAMERICA PREMIER FUNDS	2003 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Transamerica Premier Index Fund
	Investor Class
	Period Ended June 30, 2003 (Unaudited)		Year Ended December 31, 2002[1]	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 1998

Net Asset Value
Beginning of period	$12.54		$16.36	$18.81	$21.39	$18.63	$15.49

Operations
Net investment income[2]	0.10[a]		0.18	0.20	0.33[a]	0.34[a]	0.37
Net realized and unrealized gain (loss) on investments	1.36		(3.82)	(2.45)	(2.27)	3.47	3.98

Total from investment operations	1.46		(3.64)	(2.25)	(1.94)	3.81	4.35

Dividends/Distributions to Shareholders
Net investment income	—		(0.18)	(0.20)	(0.32)	(0.30)	(0.37)
Net realized gains on investments	—		—	—	(0.32)	(0.75)	(0.84)

Total dividends/distributions	—		(0.18)	(0.20)	(0.64)	(1.05)	(1.21)

Net Asset Value
End of period	$14.00		$12.54	$16.36	$18.81	$21.39	$18.63

Total Return[3]	11.64%		(22.22% )	(11.97% )	(9.15% )	20.65%	28.45%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.25%	†	0.25%	0.25%	0.25%	0.25%	0.25%
Before reimbursement/fee waiver	0.65%	†	1.04%	1.01%	0.92%	0.99%	1.14%
Net investment income, after reimbursement/fee waiver	1.56%	†	1.38%	1.27%	1.58%	1.67%	2.26%
Portfolio turnover rate	9%		13%[b]	14%	18%	22%	32%
Net assets, end of period (in thousands)	$51,754		$43,168	$46,252	$46,309	$50,374	$36,342

†Annualized

[1]	The per share amounts and percentages reflect income accrued and expenses incurred by the Fund through November 11, 2002, combined with per share amounts and percentages reflect income accrued and expenses incurred assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio (the “Portfolio”).

[2]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 3). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.07, $0.08, $0.08, $0.19, $0.19 and $0.22 for the periods ended June 30, 2003 and December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[3]	Total return represents aggregate total return for the period indicated and is not annualized for periods less than one year.

[a]	Per share net investment income has been determined on the basis of the average number of shares outstanding during the period.

[b]	Portfolio turnover rate shown represents that of the Portfolio at December 31, 2002. The portfolio turnover rate of the Fund for the period from January 1, 2002 through November 11, 2002 (“Conversion Date”) was 12%.

See notes to financial statements

TRANSAMERICA PREMIER FUNDS	2003 SEMI-ANNUAL REPORT	page	6

FINANCIAL HIGHLIGHTS (CONTINUED)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Transamerica Premier Index Fund

	Class A
	Period Ended June 30, 2003 (Unaudited)		Year Ended December 31, 2002[1]	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Period Ended December 31, 1998*

Net Asset Value
Beginning of Period	$12.53		$16.34	$18.80	$21.37	$18.62	$17.59

Operations
Net investment income[2]	0.08[a]		0.16[a]	0.17	0.27[a]	0.30[a]	0.19
Net realized and unrealized gain (loss) on investments	1.37		(3.82)	(2.47)	(2.25)	3.45	1.39

Total from investment operations	1.45		(3.66)	(2.30)	(1.98)	3.75	1.58

Dividends/Distributions to Shareholders
Net investment income	—		(0.15)	(0.16)	(0.27)	(0.25)	(0.27)
Net realized gains on investments	—		—	—	(0.32)	(0.75)	(0.28)

Total dividends/distributions	—		(0.15)	(0.16)	(0.59)	(1.00)	(0.55)

Net Asset Value
End of period	$13.98		$12.53	$16.34	$18.80	$21.37	$18.62

Total Return[3]	11.57%		(22.41% )	(12.25% )	(9.33% )	20.31%	8.94%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.50%	†	0.50%	0.50%	0.50%	0.50%	0.50%	†
Before reimbursement/fee waiver	9.47%	†	6.76%	6.17%	6.05%	8.67%	2141.94%	†
Net investment income, after reimbursement/fee waiver	1.32%	†	1.08%	1.02%	1.30%	1.47%	2.04%	†
Portfolio turnover rate	9%		13%[b]	14%	18%	22%	32%
Net assets, end of period (in thousands)	$196		$460	$677	$713	$524	$1

†Annualized

*Inception (Class A) — June 30, 1998; fund commenced operations on July 1, 1998.

1The per share amounts and percentages reflect income accrued and expenses incurred by the Fund through November 11, 2002, combined with per share amounts and percentages reflect income accrued and expenses incurred assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio (the “Portfolio”).

2Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 3). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.46), $(0.75), $(0.79), $(0.89), $(1.36) and $(203.55) for the periods ended June 30, 2003 and December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

3Total return represents aggregate total return for the period indicated and is not annualized for periods less than one year. Performance shown does not include effects of any sales charges.

aPer share net investment income has been determined on the basis of the average number of shares outstanding during the period.

bPortfolio turnover rate shown represents that of the Portfolio at December 31, 2002. The portfolio turnover rate of the Fund for the period from January 1, 2002 through November 11, 2002 (“Conversion Date”) was 12%.

See notes to financial statements

page	7	TRANSAMERICA PREMIER FUNDS	2003 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1. Organization

Transamerica Investors, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, management investment company. The Company is composed of nine Funds: Transamerica Premier Focus Fund (the “Focus Fund”), formerly Transamerica Premier Aggressive Growth Fund, which is non-diversified, Transamerica Premier Growth Opportunities Fund (the “Growth Opportunities Fund”), Transamerica Premier Equity Fund (the “Equity Fund”), Transamerica Premier Core Equity Fund (the “Core Equity Fund”), Transamerica Premier Index Fund (the “Index Fund”), Transamerica Premier Balanced Fund (the “Balanced Fund”), Transamerica Premier High Yield Bond Fund (the “High Yield Bond Fund”), Transamerica Premier Bond Fund (the “Bond Fund”), and Transamerica Premier Cash Reserve Fund (the “Cash Reserve Fund”), which are diversified (collectively referred to as the “Funds”). For information on investment objectives and strategies, please refer to the Funds’ prospectus.

The information presented in these financial statements pertains only to the Index Fund (the “Fund”).

The Fund offers two classes of shares: the Investor Class and Class A Shares. Effective, November 15, 2002, shareholders of Class M were moved to Class A. The Investor Class and Class A shares differ with respect to distribution and certain other class-specific expenses and waivers.

Effective November 11, 2002 (the “Conversion Date”), the Fund began investing all of its investable assets in interest in the State Street Equity 500 Index Portfolio (the “Portfolio”). The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (2.29% at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accepted accounting principles generally accepted in the United States.

(A) Valuation of Securities

The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio’s Notes to the Financial Statements, which are included elsewhere in this report.

(B) Securities Transaction, Investment Income and Expenses

Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund’s pro-rata share of the Portfolio’s realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. In addition, the Fund accrues its own expenses. Expenses not directly chargeable to a specific Fund/class are allocated primarily on the basis of relative average daily net assets.

Included under other income is payment that the Fund received from Cendent Corporation for class action litigation prior to the Conversion Date.

(C) Dividends and Distributions

Dividends from net investment income, if any, on shares of the Fund are declared and paid annually. The Fund distributes net realized capital gains, if any, annually. Dividends and distributions paid by the Fund are recorded on ex-dividend date. Income and capital gains distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and timing differences. Dividends from net investment income are determined on a class level. Capital gains distributions are determined on a fund level.

(D) Federal Income Taxes

The Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income or excise tax provision is required to be paid by the Fund. As of December 31, 2002, the Fund has a capital loss carryforward of $4,048,200, of which $1,167,127 and $ 2,881,073 expires in 2009 and 2010, respectively. Also, the Fund has elected to defer post October losses of $177,502 as though the losses were incurred on the first day of the next calendar year.

(E) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that reflect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

3. Investment Advisory Fees And Other Transactions With Affiliates

The Fund assumes a pro-rata share of unitary fees based on 0.045% of average daily net assets. These fees are paid by the Portfolio to State Street Bank & Trust Company (“State Street”) for SSgA Funds Management, Inc.’s (SSgA), a subsidiary of State Street Corp. and an affiliate of State Street, services as the investment adviser and for State Street’s services as administrator, custodian and transfer agent, and for assuming ordinary operating expense of the Portfolio, including legal and audit expenses. For the period ended June 30, 2003, these expenses amounted to $10,275.

The Sub-adviser is a subsidiary of Transamerica Corporation, which is a subsidiary of AEGON N.V., and owns all the capital interest of the Adviser. The Sub-Adviser receives its fee directly from the Adviser and receives no compensation from the Fund. The Adviser has agreed to waive its fees and assume any operating expenses (other than certain extraordinary or non-recurring expenses) which together exceed a 0.25% and 0.50% of the average

TRANSAMERICA PREMIER FUNDS	2003 SEMI-ANNUAL REPORT	page	8

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

June 30, 2003 (Unaudited)

daily net assets of the Investor Class and Class A shares, respectively. The waivers and subsidies may be terminated at any time without notice.

Transamerica Securities Sales Corporation (“TSSC”) is the principal underwriter and distributor of the shares of the Fund. TSSC is an indirect, wholly-owned subsidiary of AEGON N.V.

No officer, director, or employee of the Adviser, the Sub-Adviser or any of their respective affiliates receives any compensation from the Funds for acting as director or officer of the Company. Each director of the Company who is not an “interested person” (as that term is defined in the 1940 Act) receives from the Funds a $10,000 annual fee, $1,000 for each meeting attended, and is reimbursed for expenses incurred in connection with such attendance. For the period ended June 30, 2003, the Fund expensed aggregate fees of $1,417 to all directors who are not affiliated persons of the Adviser.

Certain directors and officers of the Fund are also directors and officers of the Adviser and other affiliated Transamerica entities.

As of June 30, 2003, Transamerica Corporation and its affiliates held 23% of the Fund’s outstanding shares.

4. Distribution Plans

The 12b-1 plan of distribution and related distribution contracts require the Fund to pay distribution fees to TSSC as compensation for its activities, not as reimbursement for specific expenses. For the Investor Shares and Class A, there are annual 12b-1 distribution fees of 0.10% and 0.35%, respectively, of the average daily net assets of each class.

5. Capital Stock Transactions

At June 30, 2003, there were 60,000,000 shares of 0.001 par value stock authorized. The tables below summarize the transactions in Fund shares for the periods and classes indicated.

	Period Ended June 30, 2003 (Unaudited)		Year Ended December 31, 2002

Investor Class Shares	Shares	Amount	Shares	Amount

Capital stock sold	537,325	$6,951,083	1,013,481	$14,572,779
Capital stock issued upon reinvestment of dividends and distributions	—	—	48,719	610,700
Capital stock redeemed	(283,209)	(3,587,708)	(445,818)	(6,238,938)

Net Increase	254,116	$3,363,375	616,382	$8,944,541

	Period Ended June 30, 2003 (Unaudited)		Year Ended December 31, 2002

Class A Shares	Shares	Amount	Shares	Amount

Capital stock sold	3,865	$49,094	27,847	$418,079
Capital stock issued from conversion of Class M to Class A	—	—	29,206	382,311
Capital stock issued upon reinvestment of dividends and distributions	—	—	411	5,148
Capital stock redeemed	(26,543)	(354,178)	(62,213)	(813,542)

Net Decrease	(22,678)	$(305,084)	(4,749)	$(8,004)

page	9	TRANSAMERICA PREMIER FUNDS	2003 SEMI-ANNUAL REPORT

DIRECTORS AND OFFICERS

Responsibility for the management and supervision of the Company and its Funds rests with the Board. The Investment Adviser is subject to the direction of the Board.

The names of the directors and executive officers of the Company, their business addresses and their principal occupations during the past five years are listed below. Each of the officers listed below is an employee of an entity that provides services to the Funds. An asterisk (*) appears after the name of each director who is an interested person of the Company, as defined in the 1940 Act.

Name, Address & Age	Position Held with Transamerica Investors, Inc.	Term of Office and Length of Time Served	Number of Portfolios overseen in the complex	Principal Occupations During the Past 5 years	Other Directorships Held by Director

Gary U. Rollé* Transamerica Center 1150 S. Olive St. Los Angeles, CA 90015 Age 61	President and Chairman of the Board	Indefinite** President 1999 – present; Chairman since 2003	9	President and Chief Investment Officer, Transamerica Investment Management, LLC, 2000 – present; President and Chief Investment Officer, Transamerica Investment Services, 1967 – present	N/A

Sidney E. Harris Georgia State University 35 Broad Street, Suite 718 Atlanta, Georgia 30303 Age 53	Director	Indefinite** 1995 – present	9	Dean of Robinson College of Business, Georgia State University, 1997 – present.	The ServiceMaster Company (1994 –present) Total System Services, Inc. (2000 – present)

Charles C. Reed Aon Risk Services 707 Wilshire Blvd., Suite 6000 Los Angeles, CA 90017 Age 69	Director	Indefinite** 1995 – present	9	Vice Chairman of Aon Risk Services Inc. of Southern California (business risk management and insurance brokerage), 1994 – present.	N/A

Carl R. Terzian Carl Terzian Associates 12400 Wilshire Blvd, Suite 200 Los Angeles, CA 90025 Age 67	Director	Indefinite** 1995 – present	9	Chairman of Carl Terzian Associates (public relations), 1969 – present	National Mercantile Bancorp (holding company) and Mercantile National Bank (1998 – present) Electronic Clearing House, Inc. (2002 – present)

E. Lake Setzler* Transamerica Center 1150 South Olive Street Los Angeles, CA 90015 Age 36	Treasurer	Indefinite**	9	Vice President Controller, Transamerica Investment Management, LLC, 2000 –present; Chief Account Officer, Alta Residential Mortgage Trust, 1998 – 2000;	N/A

Ann Marie Swanson* Transamerica Center 1150 South Olive Street Los Angeles, CA 90015 Age 37	Secretary & Vice President	Indefinite** 2002 – present	9	Vice President Legal Counsel and Chief Compliance Officer, Transamerica Investment Management, LLC, 2001 –present; Vice President Assistant General Counsel, Deputy Counsel, Baring Asset Management, 2000 – 2001; Vice President Director of Risk Management and Compliance, The Boston Company Asset Management, LLC, 1996 – 2000	N/A

The directors are responsible for major decisions relating to the Funds’ objectives, policies and operations. Day-to-day decisions by the officers of the Funds are reviewed by the directors on a quarterly basis. During the interim between quarterly Board meetings, the Executive Committee is empowered to act when necessary for the Board of Directors. The sole member of the Executive Committee is Gary U. Rollé.

**Directors serve an indefinite term until his/her successor is elected.

TRANSAMERICA PREMIER FUNDS	2003 SEMI-ANNUAL REPORT	page	10

STATE STREET EQUITY 500 INDEX PORTFOLIO

SEMI-ANNUAL REPORT

JUNE 30, 2003

(UNAUDITED)

State Street Equity 500 Index Portfolio

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Period Ended June 30, 2003

	Total Return Six Months Ended June 30, 2003		Total Return One Year Ended June 30, 2003	Total Return Average Annualized Since Commencement of Operations (March 1, 2000)
State Street Equity 500 Index Portfolio	11.75	%(c)	0.17%	-8.64%
S&P 500 Index (b)	11.76	%(c)	0.25%	-8.59%

(a)	Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Growth of $10,000 and performance for periods ended June 30, 2003 are unaudited.
(b)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.
(c)	Not annualized.

State Street Equity 500 Index Portfolio

Portfolio of Investments

June 30, 2003 (Unaudited)

	Shares	Market Value (000)
Common Stocks - 95.7%
Consumer Discretionary - 10.6%
American Greetings Corp. Class A	14,414	$283
AOL Time Warner, Inc.	1,085,147	17,460
AutoNation, Inc. (a)	68,200	1,072
AutoZone, Inc. (a)	21,587	1,640
Bed Bath & Beyond, Inc. (a)	71,714	2,783
Best Buy Co. (a)	77,721	3,414
Big Lots, Inc. (a)	25,438	383
Black & Decker Corp.	18,233	792
Brunswick Corp.	21,529	539
Carnival Corp.	151,419	4,923
Centex Corp.	15,788	1,228
Circuit City Stores-Circuit City Group	46,839	412
Clear Channel Communications, Inc. (a)	148,165	6,281
Comcast Corp. (a)	542,667	16,378
Cooper Tire & Rubber Co.	16,437	289
Dana Corp.	33,349	386
Darden Restaurants, Inc.	40,010	759
Delphi Corp.	130,467	1,126
Dillard’s, Inc. Class A	19,253	259
Dollar General Corp.	81,615	1,490
Dow Jones & Co., Inc.	19,426	836
Eastman Kodak Co.	67,837	1,855
eBay, Inc. (a)	76,580	7,978
Family Dollar Stores, Inc.	42,568	1,624
Federated Department Stores, Inc.	44,676	1,646
Ford Motor Co.	439,955	4,835
Fortune Brands, Inc.	35,466	1,851
Gannett Co., Inc.	64,838	4,980
Gap, Inc.	214,030	4,015
General Motors Corp.	134,273	4,834
Genuine Parts Co.	43,093	1,379
Goodyear Tire & Rubber Co.	37,442	197
Harley-Davidson, Inc.	73,338	2,923
Harrah’s Entertainment, Inc. (a)	27,933	1,124
Hasbro, Inc.	41,787	731
Hilton Hotels Corp.	87,443	1,118
Home Depot, Inc.	554,357	18,360
International Game Technology (a)	20,588	2,107
Interpublic Group Cos., Inc.	96,577	1,292
JC Penney & Co., Inc.	63,088	1,063
Johnson Controls, Inc.	20,998	1,797
Jones Apparel Group, Inc. (a)	29,279	857
KB HOME	11,631	721
Knight-Ridder, Inc.	20,191	1,392
Kohl’s Corp. (a)	81,410	4,183
Leggett & Platt, Inc.	46,154	946
Limited Brands	124,578	1,931
Liz Claiborne, Inc.	26,641	939
Lowe’s Cos., Inc.	188,923	8,114
Marriot International, Inc. Class A	57,339	2,203
Mattel, Inc.	106,745	2,020
May Department Stores Co.	69,167	1,540
Maytag Corp.	17,129	418
McDonald’s Corp.	307,053	6,774
McGraw-Hill, Inc.	46,413	2,878
Meredith Corp.	11,147	490
New York Times Co. Class A	36,145	1,645
Newell Rubbermaid, Inc.	64,821	1,815
NIKE, Inc. Class B	64,013	3,424
Nordstrom, Inc.	30,138	588
Office Depot, Inc. (a)	74,470	1,081
Omnicom Group, Inc.	45,017	3,228
Pulte Homes, Inc.	14,718	908
Radioshack Corp.	39,053	1,027
Reebok International, Ltd. (a)	13,071	440
Sears Roebuck & Co.	75,354	2,535
Sherwin-Williams Co.	35,070	943
Snap-On, Inc.	12,948	376
Stanley Works	20,532	567
Staples, Inc. (a)	117,450	2,155
Starbucks Corp. (a)	94,626	2,320
Starwood Hotels & Resorts Worldwide, Inc. Class B	49,012	1,401
Target Corp.	219,857	8,319
Tiffany & Co.	36,268	1,185
TJX Cos., Inc.	125,013	2,355
Toys “R” Us, Inc. (a)	51,369	623
Tribune Co.	73,755	3,562
Tupperware Corp.	13,036	187
Univision Communications, Inc. Class A (a)	54,918	1,670
V.F. Corp.	25,188	858
Viacom, Inc. Class B (a)	424,789	18,546
Visteon Corp.	29,453	202
Walt Disney Co.	493,673	9,750
Wendy’s International, Inc.	26,767	775
Whirlpool Corp.	17,066	1,087
Yum! Brands, Inc. (a)	72,522	2,144

		239,564

Consumer Staples - 11.2%
Adolph Coors Co. Class B	8,444	414
Alberto Culver Co. Class B	13,639	697
Albertson’s, Inc.	92,013	1,767
Altria Group, Inc.	488,564	22,200
Anheuser-Busch Cos., Inc.	201,367	10,280
Archer-Daniels-Midland Co.	156,867	2,019
Avon Products, Inc.	56,374	3,506
Brown-Forman Corp. Class B	14,141	1,112
Campbell Soup Co.	98,283	2,408
Clorox Co.	53,710	2,291
Coca-Cola Co.	594,335	27,583
Coca-Cola Enterprises, Inc.	109,100	1,980
Colgate-Palmolive Co.	130,235	7,547
ConAgra Foods, Inc.	130,846	3,088
Costco Wholesale Corp. (a)	110,151	4,032
CVS Corp.	94,092	2,637
General Mills, Inc.	89,164	4,227
Gillette Co.	246,444	7,852

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

June 30, 2003 (Unaudited)

	Shares	Market Value (000)
Consumer Staples - (continued)
H.J. Heinz Co.	84,220	$2,778
Hershey Foods Corp.	32,904	2,292
Kellogg Co.	98,829	3,397
Kimberly-Clark Corp.	123,164	6,422
Kroger Co. (a)	186,122	3,105
McCormick & Co., Inc.	32,700	889
Pepsi Bottling Group, Inc.	69,153	1,384
PepsiCo, Inc.	416,610	18,539
Procter & Gamble Co.	312,411	27,861
R.J. Reynolds Tobacco Holdings, Inc.	20,840	775
Safeway, Inc. (a)	105,693	2,162
Sara Lee Corp.	189,317	3,561
SuperValu, Inc.	32,260	688
SYSCO Corp.	156,681	4,707
UST Corp.	41,647	1,459
Wal-Mart Stores, Inc.	1,056,628	56,709
Walgreen Co.	248,010	7,465
Winn-Dixie Stores, Inc.	31,710	390
Wrigley Wm., Jr. Co.	54,616	3,071

		253,294

Energy - 5.5%
Amerada Hess Corp.	22,302	1,097
Anadarko Petroleum Corp.	60,554	2,693
Apache Corp.	38,265	2,489
Ashland, Inc.	15,580	478
Baker Hughes, Inc.	80,080	2,688
BJ Services Co. (a)	38,855	1,452
Burlington Resources, Inc.	48,928	2,645
ChevronTexaco Corp.	257,647	18,602
Conocophillips	163,641	8,967
Devon Energy Corp.	55,861	2,983
EOG Resources, Inc.	27,384	1,146
ExxonMobil Corp.	1,611,702	57,876
Halliburton Co.	104,586	2,405
Kerr-McGee Corp.	23,736	1,063
Marathon Oil Corp.	76,734	2,022
Nabors Industries, Ltd. (a)	35,515	1,405
Noble Corp. (a)	31,623	1,085
Occidental Petroleum Corp.	92,123	3,091
Rowan Cos., Inc.	21,239	476
Schlumberger, Ltd.	140,507	6,684
Sunoco, Inc.	19,228	726
Transocean, Inc.	75,995	1,670
Unocal Corp.	63,488	1,821

		125,564

Financials - 19.6%
ACE, Ltd.	62,955	2,159
AFLAC, Inc.	124,716	3,835
Allstate Corp.	169,807	6,054
Ambac Financial Group, Inc.	25,047	1,659
American Express Co.	312,973	13,085
American International Group, Inc.	628,583	34,685
AmSouth Bancorp	86,919	1,898
AON Corp.	76,223	1,835
Apartment Investment & Management Co. Class A	21,900	758
Bank of America Corp.	362,178	28,623
Bank of New York Co., Inc.	186,079	5,350
Bank One Corp.	275,662	10,249
BB&T Corp.	113,818	3,904
Bear Stearns Cos., Inc.	23,799	1,724
Capital One Financial Corp.	54,615	2,686
Charles Schwab Corp.	327,493	3,304
Charter One Financial, Inc.	55,117	1,719
Chubb Corp.	44,639	2,678
Cincinnati Financial Corp.	39,667	1,471
Citigroup, Inc.	1,242,171	53,165
Comerica, Inc.	42,832	1,992
Countrywide Credit Industries, Inc.	30,972	2,155
Equity Office Properties Trust	100,441	2,713
Equity Residential	65,907	1,710
Fannie Mae	236,429	15,945
Federal Home Loan Mortgage Corp.	165,846	8,420
Federated Investors, Inc. Class B	24,900	683
Fifth Third Bancorp	138,300	7,930
First Tennessee National Corp.	31,017	1,362
FleetBoston Financial Corp.	254,085	7,549
Franklin Resources, Inc.	62,944	2,459
Golden West Financial Corp.	37,411	2,993
Goldman Sachs Group, Inc.	114,100	9,556
Hartford Financial Services Group, Inc.	66,988	3,374
Huntington Bancshares, Inc.	56,454	1,102
J.P. Morgan Chase & Co.	490,114	16,752
Janus Capital Group, Inc.	57,319	940
Jefferson-Pilot Corp.	34,460	1,429
John Hancock Financial Services, Inc.	68,478	2,104
KeyCorp	101,009	2,553
Lehman Brothers Holdings, Inc.	58,618	3,897
Lincoln National Corp.	42,431	1,512
Loews Corp.	44,414	2,100
Marsh & McLennan Cos., Inc.	128,536	6,564
Marshall & Ilsley Corp.	54,692	1,673
MBIA, Inc.	34,758	1,695
MBNA Corp.	305,902	6,375
Mellon Financial Corp.	105,123	2,917
Merrill Lynch & Co., Inc.	224,127	10,462
MetLife, Inc.	183,407	5,194
MGIC Investment Corp.	24,062	1,122
Moody’s Corp.	35,965	1,896
Morgan Stanley	261,643	11,185
National City Corp.	146,591	4,795
North Fork Bancorp, Inc.	37,990	1,294
Northern Trust Corp.	54,140	2,263
Plum Creek Timber Co., Inc.	46,180	1,198
PNC Financial Services Group, Inc.	68,847	3,360
Principal Financial Group, Inc.	78,950	2,546
Progressive Corp.	52,747	3,856
Providian Financial Corp. (a)	69,973	648

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

June 30, 2003 (Unaudited)

	Shares	Market Value (000)
Financials - (continued)
Prudential Financial, Inc.	135,700	$4,566
Regions Financial Corp.	52,489	1,773
SAFECO Corp.	33,364	1,177
Simon Property Group, Inc.	44,563	1,739
SLM Corp.	111,342	4,361
SouthTrust Corp.	82,779	2,252
St. Paul Cos., Inc.	55,428	2,024
State Street Corp. (Note 4)	80,925	3,188
SunTrust Banks, Inc.	68,272	4,051
Synovus Financial Corp.	71,104	1,529
T. Rowe Price Group, Inc.	31,490	1,189
Torchmark Corp.	27,576	1,027
Travelers Property Casualty Corp. Class B	243,056	3,833
U.S. Bancorp	463,261	11,350
Union Planters Corp.	47,944	1,488
UnumProvident Corp.	70,435	945
Wachovia Corp.	324,626	12,972
Washington Mutual, Inc.	224,513	9,272
Wells Fargo Co.	404,211	20,372
XL Capital, Ltd. Class A	32,532	2,700
Zions Bancorp	23,319	1,180

		444,102

Health Care - 14.2%
Abbott Laboratories	377,267	16,509
Aetna, Inc.	36,632	2,205
Allergan, Inc.	31,691	2,443
AmerisourceBergen Corp.	27,016	1,874
Amgen, Inc. (a)	303,875	20,354
Anthem, Inc. (a)	33,900	2,615
Applera Corp - Applied Biosystems Group	52,567	1,000
Bausch & Lomb, Inc.	11,925	447
Baxter International, Inc.	144,526	3,758
Becton, Dickinson & Co.	62,029	2,410
Biogen, Inc. (a)	35,094	1,334
Biomet, Inc.	61,841	1,772
Boston Scientific Corp. (a)	98,948	6,046
Bristol-Myers Squibb Co.	467,717	12,699
C.R. Bard, Inc.	12,397	884
Cardinal Health, Inc.	108,266	6,962
Chiron Corp. (a)	45,744	2,000
CIGNA Corp.	33,989	1,595
Eli Lilly & Co.	271,097	18,698
Forest Laboratories, Inc. (a)	87,706	4,802
Genzyme Corp. (a)	52,305	2,186
Guidant Corp.	73,464	3,261
HCA, Inc.	123,759	3,965
Health Management Associates, Inc. Class A	55,698	1,028
Humana, Inc. (a)	38,225	577
IMS Health, Inc.	59,681	1,074
Johnson & Johnson	715,746	37,004
King Pharmaceuticals, Inc. (a)	56,832	839
Manor Care, Inc. (a)	23,151	579
McKesson Corp.	69,231	2,474
MedImmune, Inc. (a)	59,965	2,181
Medtronic, Inc.	294,402	14,122
Merck & Co., Inc.	541,203	32,770
Millipore Corp.	11,728	520
Pfizer, Inc.	1,905,074	65,058
Quest Diagnostics, Inc. (a)	25,200	1,608
Quintiles Transnational Corp. (a)	26,218	372
Schering-Plough Corp.	354,424	6,592
St. Jude Medical, Inc. (a)	43,197	2,484
Stryker Corp.	48,004	3,330
Tenet Healthcare Corp. (a)	111,809	1,303
UnitedHealth Group, Inc.	142,984	7,185
Watson Pharmaceuticals, Inc. (a)	27,003	1,090
WellPoint Health Networks, Inc. (a)	36,089	3,042
Wyeth	319,931	14,573
Zimmer Holdings, Inc. (a)	47,920	2,159

		321,783

Industrials - 10.0%
3M Co.	94,342	12,168
Allied Waste Industries, Inc. (a)	55,167	554
American Power Conversion Corp. (a)	47,767	745
American Standard Cos., Inc. (a)	17,907	1,324
Apollo Group, Inc. (a)	41,775	2,580
Avery Dennison Corp.	26,670	1,339
Boeing Co.	202,845	6,962
Burlington Northern Santa Fe Corp.	91,250	2,595
Caterpillar, Inc.	83,085	4,625
Cendant Corp. (a)	247,222	4,529
Cintas Corp.	41,582	1,474
Cooper Industries, Ltd.	23,421	967
Crane Co.	13,402	303
CSX Corp.	51,524	1,550
Cummins, Inc.	9,173	329
Danaher Corp.	37,013	2,519
Deere & Co.	58,441	2,671
Delta Air Lines, Inc.	27,793	408
Deluxe Corp.	15,220	682
Dover Corp.	47,813	1,433
Eaton Corp.	17,439	1,371
Emerson Electric Co.	100,835	5,153
Equifax, Inc.	32,469	844
FedEx Corp.	71,546	4,438
Fluor Corp.	20,406	687
General Dynamics Corp.	48,706	3,531
General Electric Co.	2,411,623	69,165
Goodrich Co.	26,755	562
H&R Block, Inc.	42,910	1,856
Honeywell International, Inc.	207,042	5,559
Illinois Tool Works, Inc.	73,664	4,851
Ingersoll-Rand Co. Class A	39,950	1,890
ITT Industries, Inc.	22,102	1,447
Lockheed Martin Corp.	109,171	5,193
Masco Corp.	114,974	2,742

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

June 30, 2003 (Unaudited)

	Shares	Market Value (000)
Industrials - (continued)
McDermott International, Inc. (a)	13,841	$88
Monster Worldwide, Inc. (a)	26,292	519
Navistar International Corp. (a)	17,880	583
Norfolk Southern Corp.	94,361	1,812
Northrop Grumman Corp.	44,039	3,800
PACCAR, Inc.	28,247	1,904
Pall Corp.	31,474	708
Parker-Hannifin Corp.	29,223	1,227
Pitney Bowes, Inc.	56,639	2,176
Power-One, Inc. (a)	17,400	124
R.R. Donnelley & Sons Co.	26,460	692
Raytheon Co.	98,914	3,248
Robert Half International, Inc. (a)	39,414	747
Rockwell Automation, Inc.	43,920	1,047
Rockwell Collins, Inc.	41,219	1,015
Ryder Systems, Inc.	15,680	402
Southwest Airlines Co.	185,540	3,191
Textron, Inc.	31,875	1,244
Thomas & Betts Corp. (a)	13,042	188
Tyco International, Ltd.	482,748	9,163
Union Pacific Corp.	61,440	3,565
United Parcel Service, Inc. Class B	271,200	17,275
United Technologies Corp.	112,557	7,972
W.W. Grainger, Inc.	21,309	996
Waste Management, Inc.	144,179	3,473

		226,205

Information Technology - 15.5%
ADC Telecommunications, Inc. (a)	175,727	409
Adobe Systems, Inc.	56,671	1,817
Advanced Micro Devices, Inc. (a)	77,484	497
Agilent Technologies, Inc. (a)	113,727	2,223
Altera Corp. (a)	94,278	1,546
Analog Devices, Inc. (a)	88,161	3,070
Andrew Corp. (a)	22,127	204
Apple Computer, Inc. (a)	86,246	1,649
Applied Materials, Inc. (a)	399,961	6,343
Applied Micro Circuits Corp. (a)	67,542	409
Autodesk, Inc.	24,415	395
Automatic Data Processing, Inc.	143,638	4,864
Avaya, Inc. (a)	89,315	577
BMC Software, Inc. (a)	54,836	895
Broadcom Corp. (a)	67,546	1,683
CIENA Corp. (a)	113,688	590
Cisco Systems, Inc. (a)	1,693,559	28,096
Citrix Systems, Inc. (a)	41,653	848
Computer Associates
International, Inc.	139,444	3,107
Computer Sciences Corp. (a)	44,982	1,715
Compuware Corp. (a)	85,557	494
Comverse Technology, Inc. (a)	45,438	683
Concord EFS, Inc. (a)	121,140	1,783
Convergys Corp. (a)	39,505	632
Corning, Inc. (a)	305,485	2,258
Dell Computer Corp. (a)	622,091	19,882
Electronic Arts, Inc. (a)	34,650	2,564
Electronic Data Systems Corp.	116,186	2,492
EMC Corp. (a)	527,041	5,518
First Data Corp.	182,002	7,542
Fiserv, Inc. (a)	45,547	1,622
Gateway, Inc. (a)	72,665	265
Hewlett-Packard Co.	736,519	15,688
Intel Corp.	1,576,603	32,768
International Business Machines Corp.	416,918	34,396
Intuit, Inc. (a)	49,851	2,220
Jabil Circuit, Inc. (a)	49,813	1,101
JDS Uniphase Corp. (a)	345,119	1,211
KLA Tencor Corp. (a)	45,464	2,114
Lexmark International Group, Inc. Class A (a)	30,802	2,180
Linear Technology Corp.	74,975	2,415
LSI Logic Corp. (a)	84,235	596
Lucent Technologies, Inc.	991,072	2,012
Maxim Integrated Products, Inc.	78,356	2,679
Mercury Interactive Corp. (a)	21,548	832
Micron Technology, Inc. (a)	145,732	1,695
Microsoft Corp.	2,590,604	66,345
Molex, Inc.	46,210	1,247
Motorola, Inc.	558,798	5,269
National Semiconductor Corp. (a)	45,609	899
NCR Corp. (a)	21,792	558
Network Appliance, Inc. (a)	82,567	1,338
Novell, Inc. (a)	81,042	250
Novellus Systems, Inc. (a)	36,169	1,325
NVIDIA Corp. (a)	36,951	850
Oracle Corp. (a)	1,271,438	15,283
Parametric Technology Corp. (a)	59,341	181
Paychex, Inc.	90,127	2,642
PeopleSoft, Inc. (a)	74,923	1,318
PerkinElmer, Inc.	29,357	405
PMC-Sierra, Inc. (a)	37,024	434
QLogic Corp. (a)	22,845	1,104
QUALCOMM, Inc.	190,439	6,808
Sabre Holdings Corp. Class A	33,324	821
Sanmina-SCI Corp. (a)	118,958	751
Scientific-Atlanta, Inc.	36,768	877
Siebel Systems, Inc. (a)	117,158	1,118
Solectron Corp. (a)	200,214	749
Sun Microsystems, Inc. (a)	774,388	3,562
SunGard Data Systems, Inc. (a)	67,750	1,755
Symantec Corp. (a)	36,300	1,592
Symbol Technologies, Inc.	55,585	723
Tektronix, Inc. (a)	21,029	454
Tellabs, Inc. (a)	99,475	654
Teradyne, Inc. (a)	44,592	772
Texas Instruments, Inc.	418,703	7,369
Thermo Electron Corp. (a)	39,029	820
Unisys Corp. (a)	76,279	937
VERITAS Software Corp. (a)	99,983	2,866
Waters Corp. (a)	29,757	867
Xerox Corp. (a)	188,542	1,997
Xilinx, Inc. (a)	82,704	2,093
Yahoo!, Inc. (a)	145,593	4,770

		350,382

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

June 30, 2003 (Unaudited)

	Shares	Market Value (000)
Materials - 2.5%
Air Products & Chemicals, Inc.	54,389	$2,263
Alcoa, Inc.	202,446	5,162
Allegheny Technologies, Inc.	17,729	117
Ball Corp.	13,385	609
Bemis Co., Inc.	11,864	555
Boise Cascade Corp.	12,419	297
Dow Chemical Co.	220,899	6,839
E.I. Du Pont de Nemours & Co.	240,439	10,012
Eastman Chemical Co.	17,362	550
Ecolab, Inc.	63,726	1,631
Engelhard Corp.	29,430	729
Freeport-McMoRan Copper & Gold, Inc. Class B	35,114	860
Georgia-Pacific Group	58,140	1,102
Great Lakes Chemical Corp.	10,803	220
Hercules, Inc. (a)	24,298	241
International Flavors & Fragrances, Inc.	21,504	687
International Paper Co.	115,656	4,132
Louisiana Pacific Corp. (a)	23,459	253
MeadWestvaco Corp.	49,588	1,225
Monsanto Co.	60,946	1,319
Newmont Mining Corp.	97,942	3,179
Nucor Corp.	20,202	987
Pactiv Corp. (a)	35,864	707
Phelps Dodge Corp. (a)	20,605	790
PPG Industries, Inc.	41,090	2,085
Praxair, Inc.	38,410	2,308
Rohm & Haas Co.	53,796	1,669
Sealed Air Corp. (a)	21,136	1,007
Sigma Aldrich Corp.	17,193	932
Temple-Inland, Inc.	14,314	614
United States Steel Corp.	22,902	375
Vulcan Materials Co.	26,296	975
Weyerhaeuser Co.	52,424	2,831
Worthington Industries, Inc.	19,229	258

		57,520

Telecommunication Services - 3.7%
ALLTEL Corp.	75,298	3,631
AT&T Corp.	187,747	3,614
AT&T Wireless Services, Inc. (a)	653,638	5,366
BellSouth Corp.	445,828	11,873
CenturyTel, Inc.	33,608	1,171
Citizens Communications Co. (a)	68,377	881
Nextel Communications, Inc. Class A (a)	248,236	4,488
Qwest Communications International, Inc. (a)	402,622	1,925
SBC Communications, Inc.	800,704	20,458
Sprint Corp. (Fon Group)	218,284	3,143
Sprint Corp. (PCS Group) (a)	246,178	1,416
Verizon Communications, Inc.	663,598	26,179

		84,145

Utilities - 2.9%
AES Corp. (a)	147,814	939
Allegheny Energy, Inc.	28,099	237
Ameren Corp.	38,242	1,686
American Electric Power Co., Inc.	95,354	2,844
Calpine Corp. (a)	91,952	607
CenterPoint Energy, Inc.	68,593	559
Cinergy Corp.	42,458	1,562
CMS Energy Corp.	29,705	241
Consolidated Edison, Inc.	53,922	2,334
Constellation Energy Group, Inc.	38,803	1,331
Dominion Resources, Inc.	74,987	4,819
DTE Energy Co.	41,046	1,586
Duke Energy Corp.	216,077	4,311
Dynegy, Inc. Class A	82,030	344
Edison International (a)	80,762	1,327
El Paso Corp.	153,494	1,240
Entergy Corp.	54,143	2,858
Exelon Corp.	77,989	4,664
FirstEnergy Corp.	71,312	2,742
FPL Group, Inc.	44,489	2,974
KeySpan Corp.	38,606	1,369
Kinder Morgan, Inc.	29,838	1,631
Mirant Corp. (a)	95,088	276
NICOR, Inc.	10,113	375
NiSource, Inc.	65,367	1,242
Peoples Energy Corp.	7,631	327
PG&E Corp. (a)	100,623	2,128
Pinnacle West Capital Corp.	21,081	789
PPL Corp.	40,668	1,749
Progress Energy, Inc.	58,008	2,547
Public Service Enterprise Group, Inc.	54,522	2,304
Sempra Energy	50,589	1,443
Southern Co.	174,158	5,427
TECO Energy, Inc.	41,176	494
TXU Corp.	75,948	1,705
Williams Cos., Inc.	124,937	987
Xcel Energy, Inc.	93,397	1,405

		65,403

Total Common Stocks
(cost $2,143,116,851)		2,167,962

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

June 30, 2003 (Unaudited)

	Par Amount (000)	Market Value (000)
Government and Agency Securities - 0.3%
United States Treasury Bills 0.90% due 09/11/03 (b) (c)	$5,910	$5,900

Total Government and Agency Securities (cost $ 5,899,362)		5,900

	Shares (000)
Short Term Investments - 6.0%
AIM Short Term Investment Prime Portfolio	81,577	81,577
Federated Money Market Obligations Trust	6,560	6,560
State Street Navigator Securities Lending Prime Portfolio (d) (Note 4)	47,883	47,883

Total Short Term Investments (cost $ 136,020,299)		136,020

Total Investments - 102.0% (identified cost $ 2,285,036,512)		$2,309,882
Other Assets and Liabilities Net - (2.0)%		(45,214)

Net Assets - 100%		$2,264,668

(a)	Non-income producing security.
(b)	Held as collateral in connection with futures contracts purchased by the Portfolio.
(c)	Rate represents annualized yield at date of purchase.
(d)	Security represents investment made with cash collateral received from securities loaned.

Schedule of Futures Contracts

	Number of Contracts	Unrealized Depreciation (000)

S&P 500 Financial Futures Contracts (long) Expiration date 09/2003	392	$2,358

Total unrealized depreciation on open futures contracts purchased		$2,358

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

June 30, 2003 (Unaudited)

(Amounts in thousands)

Assets
Unaffiliated investments at market (identified cost $2,234,463) - including $46,643 of securities loaned (Note 2)	$2,258,811
Affiliated investments at market (identified cost $50,574) (Note 4)	51,071
Receivables:
Dividends and interest	2,753

Total assets	2,312,635
Liabilities
Payables:
Due upon return of securities loaned	47,883
Management fees (Note 4)	84

Total liabilities	47,967

Net Assets	$2,264,668

Composition of Net Assets
Paid-in capital	$2,242,181
Net unrealized appreciation on investments and futures contracts	22,487

Net Assets	$2,264,668

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Operations

For the Six Months Ended June 30, 2003 (Unaudited)

(Amounts in thousands)

Investment Income
Dividends		$17,652
Interest		428
Security lending income		47

Total Investment Income		18,127
Expenses
Management fees (Note 4)	$460

Total Expenses		460

Net Investment Income		17,667

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(87,027)
Futures contracts	10,399

		(76,628)
Net change in unrealized appreciation (depreciation) on:
Investments	297,207 *
Futures contracts	(1,542)

		295,665

Net realized and unrealized gain		219,037

Net increase in Net Assets Resulting from Operations		$236,704

*	Excludes unrealized depreciation of $1,680 on contributed securities.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Changes in Net Assets

(Amounts in thousands)

	For the Six Months Ended June 30, 2003 (Unaudited)	For the Year Ended December 31, 2002
Increase (Decrease) in Net Assets From:

Operations
Net investment income	$17,667	$34,956
Net realized loss on investments, futures contracts, and withdrawals in-kind	(76,628)	(70,428)
Net change in unrealized appreciation (depreciation)	295,665	(532,213)

Net increase (decrease) in net assets resulting from operations	236,704	(567,685)

Capital Transactions
Proceeds from contributions	308,450	557,561
Contributions in-kind	19,659	41,343
Fair value of withdrawals	(292,693)	(520,988)
Withdrawals in-kind	—	(209,981)

Net increase (decrease) in net assets from capital transactions	35,416	(132,065)

Total Net Increase (Decrease) in Net Assets	272,120	(699,750)

Net Assets
Beginning of period	1,992,548	2,692,298

End of period	$2,264,668	$1,992,548

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	For the Six Months Ended 6/30/03 (Unaudited)		Year Ended 12/31/02	Year Ended 12/31/01	Period Ended 12/31/00*
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,264,668		$1,992,548	$2,692,298	$2,957,271
Ratios to average net assets:
Operating expenses	0.045	%†	0.045%	0.045%	0.045	%†
Net investment income	1.73	%†	1.57%	1.34%	1.14	%†
Portfolio turnover rate**	9%		13%	14%	18	%††
Total return (a)	11.75%		(22.16%)	(11.94%)	(2.41	%)††

*	The Portfolio commenced operations on March 1, 2000.
**	The Portfolio turnover rate excludes in-kind security transactions.
†	Annualized.
††	Not Annualized.

(a)	Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Notes to Financial Statements

June 30, 2003 (Unaudited)

1. Organization

The State Street Master Funds (the “Trust”) is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI® EAFE® Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”). At June 30, 2003, only the Portfolio and State Street MSCI® EAFE® Index Portfolio had commenced operations. Pursuant to the Trust’s Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2. Significant Accounting Policies

The Portfolio’s financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

State Street Equity 500 Index Portfolio

Notes to Financial Statements - (continued)

June 30, 2003 (Unaudited)

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500 Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the “SEC”) requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

Securities Lending: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the six months ended June 30, 2003, the earned income for the Portfolio and State Street was $46,723 and $15,574, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2003, the value of the securities loaned amounted to $46,642,751. The loans were collateralized with cash of $47,883,163, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the “Prime Portfolio”), an affiliated investment company.

3. Securities Transactions

For the period ended June 30, 2003, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $191,416,948 and $ 181,101,312, respectivily. The aggregrate value of in-kind contributions and withdrawals were $19,659,189 and $0, respectively.

At June 30, 2003, the cost of investments on a book basis was $2,285,036,512. The aggregate gross unrealized appreciation and gross unrealized depreciation was $332,790,014 and $307,944,587, respectively, for all securities as computed on a book basis.

4. Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA”), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500 Index. The market value of each of these investments at June 30, 2003 is listed in the Portfolio of Investments.

During the period, the Portfolio had investment transactions executed through State Street Global Markets LLC. For the period ended June 30, 2003, the Portfolio paid brokerage commissions to State Street Global Markets LLC, of $265,675.

Transamerica Premier Funds

Directors

Richard N. Latzer

Chairman of the Board

Sidney E. Harris

Charles C. Reed

Carl R. Terzian

Transamerica Premier Funds

Officers

Gary U. Rollé

President

Ann Marie Swanson

Secretary

E. Lake Setzler

Treasurer

Investment Adviser

Transamerica Investment Management, LLC

1150 South Olive Street

Los Angeles, California 90015

Distributor

Transamerica Securities Sales Corporation

1150 South Olive Street

Los Angeles, California 90015

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

Transfer Agent

State Street Bank/Boston Financial Data Services

Two Heritage Drive

North Quincy, Massachusetts 02171

TRANSAMERICA PREMIER FUNDS	2003 SEMI-ANNUAL REPORT

This report is for the information of the shareholders of the Transamerica Premier Index Fund. Its use in connection with any offering of the Funds’ shares is authorized only if accompanied or preceded by a current Transamerica Premier Funds prospectus that contains more complete investment information, including risks and expenses. Please read the the prospectus thoroughly before you invest.

Call 1-800-892-7587 for more information.

This Fund is neither insured nor guaranteed by the U.S. government.

©2001 Transamerica Securities Sales Corporation, Distributor

Transamerica Securities Sales Corporation, Distributor

1-800-89-ASK-US (1-800-892-7587)

http://transamericafunds.com

TPF 577I-0803